Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Domestic [Member]
Maturities of time deposits:
Due in one year or less	¥ 35,177,306
Due after one year through two years	5,393,185
Due after two years through three years	2,901,566
Due after three years through four years	925,646
Due after four years through five years	694,803
Due after five years	846,850
Total	45,939,356
Foreign [Member]
Maturities of time deposits:
Due in one year or less	22,778,522
Due after one year through two years	509,304
Due after two years through three years	278,477
Due after three years through four years	146,359
Due after four years through five years	56,127
Due after five years	25,525
Total	¥ 23,794,314